Cover Page	12 Months Ended
Dec. 31, 2022
Document Information [Line Items]
Document Type	S-4
Amendment Flag	false
Entity Registrant Name	Worldwide Webb Acquisition Corp.
Entity Central Index Key	0001853044
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Tax Identification Number	98-1587626
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	770 E Technology Way F13-16
Entity Address, City or Town	Orem
Entity Address, State or Province	UT
Entity Address, Postal Zip Code	84097
City Area Code	415
Local Phone Number	629-9066
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	770 E Technology Way F13-16
Entity Address, City or Town	Orem
Entity Address, State or Province	UT
Entity Address, Postal Zip Code	84097
City Area Code	415
Local Phone Number	629-9066